OTHER ACCOUNTS PAYABLE (Tables)	12 Months Ended
Dec. 31, 2012
Payables and Accruals [Abstract]
Schedule of Accounts Payable and Accrued Liabilities [Table Text Block]
	December 31,
	2012	2011

Accrued expenses	$896	$598
Employees and institutions	359	259

	$1,255	$857